Organization of the Company (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	Aug. 24, 2012	Sep. 11, 2012 Minimum	Aug. 24, 2012 Subsequent event	Sep. 11, 2012 Subsequent event Minimum	Aug. 10, 2012 Sinclair Minimum	Aug. 10, 2012 Sinclair Subsequent event Minimum
Recent developments
Reverse stock split	1-for-7		1-for-7
Reverse stock split conversion ratio	0.143		0.143
Closing bid price of common stock evidenced by the entity to regain compliance (in dollars per share)		$ 1.00		$ 1.00
Period from NASDAQ Staff's notification, during which the closing bid price of the common stock must equal to or exceed the specified closing bid price to regain compliance		10 days		10 days
Quarterly installments receivable under royalty arrangement					$ 1.0	$ 1.0
Period of royalty arrangement					3 years	3 years